Expense Example, No Redemption - Bramshill Multi-Strategy Income Fund - Class C Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 223
Expense Example, No Redemption, 3 Years	705
Expense Example, No Redemption, 5 Years	1,213
Expense Example, No Redemption, 10 Years	$ 2,609